Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Net Loss Per Share
Net Loss Per Share

15. Net Loss Per Share

Basic and diluted loss per share have been calculated in accordance with ASC260 for the years ended December 31, 2019,2020 and 2021. Shares issuable for little consideration have been included in the number of outstanding shares used for basic loss per share.

	For the Year Ended December 31,
	2019	2020	2021
Numerator (RMB in thousands):
Net loss	(1,004,220)	(517,550)	(1,298,880)
Accretions of preferred shares to redemption value	(426,781)	(680,734)	(170,585)
Net loss attributable to ordinary shareholders	(1,431,001)	(1,198,284)	(1,469,465)

Denominator:
Weighted average number of ordinary shares outstanding, basic	62,249,946	65,279,970	240,174,108
Weighted average number of ordinary shares outstanding, diluted	62,249,946	65,279,970	240,174,108
Net loss per share, basic (RMB)	(22.99)	(18.36)	(6.12)
Net loss per share, diluted (RMB)	(22.99)	(18.36)	(6.12)

Basic and diluted loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year. Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.

The following ordinary shares equivalents were excluded from the computation of dilutive net loss per share to eliminate any antidilutive effect:

	For the Year Ended December 31,
	2019	2020	2021
Preferred shares	159,625,007	180,336,722	—
Share options	13,994,318	15,922,419	24,368,217
	173,619,325	196,259,141	24,368,217